Financial risk management and financial instruments - Credit Risk (Details) - customer	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial risk management and financial instruments
Loss given default for unsecured financial assets	50.00%	50.00%
Loss given default for secured financial assets	40.00%	40.00%
Number of customers representing more than ten percent of turnover	0	0	0
Number of customers representing more than ten percent of trade receivables	0	0	0